Commitments and Contingencies - Additional Information - Petobras (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2016	Jun. 30, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Loss contingency accrual		$ 43.0
Petrobras [Member]
Loss Contingencies [Line Items]
Loss contingency accrual			$ 10.0
FPSO segment | Petrobras [Member]
Loss Contingencies [Line Items]
Percentage of rate reduction claim	2.00%
Estimated claim	$ 11.3
Loss contingency accrual		10.6
Portion not accrued		$ 0.7